Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“
PEOs
” and each, a “
PEO
”) and our other named executive officers (our “
Non-PEO
NEOs
”) and Company performance for the fiscal years listed below. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compen- sation Table Total for PEO 1 (1) ($)	Summary Compen- sation Table Total for PEO 2 (1) ($)	Compen- sation Actually Paid to PEO 1 (1)(2)(3) ($)	Compen- sation Actually Paid to PEO 2 (1)(2)(3) ($)	Average Summary Compen- sation Table Total for Non-PEO NEOs (1) ($)	Average Compen- sation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Invest- ment based on (“TSR”) (4) ($)	Net Income ($ Millions)
2024	—	5,253,616	—	8,422,245	2,447,393	3,417,042	89.32	(122.7)
2023	—	3,374,876	—	4,374,585	1,666,596	2,084,555	63.39	(118.7)
2022	964,243	7,125,457	(1,591,297)	4,508,972	1,561,707	1,223,936	47.96	124.3

(1)
Ali Tehrani (PEO 1) served as our President and Chief Executive Officer from the start of fiscal year 2022 until his resignation, which was effective as of January 15, 2022. Therefore, Dr. Tehrani was our PEO in fiscal year 2022. Kenneth Galbraith (PEO 2) commenced employment as our President, Chief Executive Officer, and Chair of the Board of Directors on January 15, 2022, served as our Chief Executive Officer and Chair of the Board of Directors from August 4, 2022, until June 30, 2023, and has served as our President, Chief Executive Officer and Chair of the Board of Directors from June 30, 2023 through the end of 2024, and therefore was also our PEO during our fiscal years 2022, 2023, and
2024
. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2022	2023	2024
Neil Klompas	Neil Klompas	Leone Patterson
Chris Astle	Chris Astle	Paul Moore
	Paul Moore

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below for our fiscal year 2024. The Company does not sponsor any defined benefit or actuarial pension arrangements, and therefore no inclusions or exclusions for such items are reflected in the table below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2024	5,253,616	(4,097,672)	7,266,301	8,422,245

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,447,393	(1,909,853)	2,879,502	3,417,042
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for PEO 2 Granted in a Prior Fiscal Year ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Fiscal Year that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Fiscal Year Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date Not Otherwise Included for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2024	5,819,407	1,422,592	—	24,302	—	—	7,266,301

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Non-PEO NEOs Granted in a Prior Fiscal Year ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Fiscal Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Fiscal Year Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date Not Otherwise Included for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,593,010	270,570	—	15,922	—	—	2,879,502

(4)
Assumes $100 was invested in the Company for the period starting December 31, 2021, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
(1)
Ali Tehrani (PEO 1) served as our President and Chief Executive Officer from the start of fiscal year 2022 until his resignation, which was effective as of January 15, 2022. Therefore, Dr. Tehrani was our PEO in fiscal year 2022. Kenneth Galbraith (PEO 2) commenced employment as our President, Chief Executive Officer, and Chair of the Board of Directors on January 15, 2022, served as our Chief Executive Officer and Chair of the Board of Directors from August 4, 2022, until June 30, 2023, and has served as our President, Chief Executive Officer and Chair of the Board of Directors from June 30, 2023 through the end of 2024, and therefore was also our PEO during our fiscal years 2022, 2023, and
2024
. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2022	2023	2024
Neil Klompas	Neil Klompas	Leone Patterson
Chris Astle	Chris Astle	Paul Moore
	Paul Moore

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below for our fiscal year 2024. The Company does not sponsor any defined benefit or actuarial pension arrangements, and therefore no inclusions or exclusions for such items are reflected in the table below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2024	5,253,616	(4,097,672)	7,266,301	8,422,245

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for PEO 2 Granted in a Prior Fiscal Year ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Fiscal Year that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Fiscal Year Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date Not Otherwise Included for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2024	5,819,407	1,422,592	—	24,302	—	—	7,266,301

Non-PEO NEO Average Total Compensation Amount	$ 2,447,393	$ 1,666,596	$ 1,561,707
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,417,042	2,084,555	1,223,936
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,447,393	(1,909,853)	2,879,502	3,417,042

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Non-PEO NEOs Granted in a Prior Fiscal Year ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Fiscal Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Fiscal Year Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date Not Otherwise Included for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,593,010	270,570	—	15,922	—	—	2,879,502

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the cumulative TSR over the three most recently completed fiscal years for the Company.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between
Compensation
Actually
Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 89.32	63.39	47.96
Net Income (Loss)	(122,700,000)	(118,700,000)	124,300,000
Ali Tehrani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	964,243
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ (1,591,297)
PEO Name	Ali Tehrani	Ali Tehrani	Ali Tehrani
Kenneth Galbraith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,253,616	$ 3,374,876	$ 7,125,457
PEO Actually Paid Compensation Amount	$ 8,422,245	$ 4,374,585	$ 4,508,972
PEO Name	Kenneth Galbraith	Kenneth Galbraith	Kenneth Galbraith
PEO | Kenneth Galbraith [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,266,301
PEO | Kenneth Galbraith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,819,407
PEO | Kenneth Galbraith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,422,592
PEO | Kenneth Galbraith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kenneth Galbraith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,302
PEO | Kenneth Galbraith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kenneth Galbraith [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kenneth Galbraith [Member] | Exclusion Of Stock And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,097,672)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,879,502
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,593,010
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,570
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,922
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Exclusion Of Stock And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,909,853)